Financial Instruments - Additional Information (Details)	Apr. 30, 2023 CAD ($)
USD
Disclosure Of Financial Instruments [Line Items]
Foreign currency exchange rate	1.3548
Euro
Disclosure Of Financial Instruments [Line Items]
Foreign currency exchange rate	1.4933